REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital	$ 117,477	$ 103,547
Tier One Leverage Capital to Average Assets	8.94%	11.08%
Tier One Leverage Capital Required for Capital Adequacy	52,550	37,382
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	65,688	46,727
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Tier One Risk Based Capital	117,477	103,547
Tier One Risk Based Capital to Risk Weighted Assets	14.71%	20.20%
Tier One Risk Based Capital Required for Capital Adequacy	31,936	20,504
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	47,905	30,757
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Capital	124,964	109,751
Capital to Risk Weighted Assets	15.65%	21.41%
Capital Required for Capital Adequacy	63,873	41,009
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	79,841	51,262
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tangible Capital	117,477	103,547
Tangible Capital to Tangible Assets	8.94%	11.08%
Tangible Capital Required for Capital Adequacy	$ 19,706	$ 14,018
Tangible Capital Required for Capital Adequacy to Tangible Assets	1.50%	1.50%